Employee Incentive Schemes - Additional Information (Detail)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 AUD	Dec. 31, 2013 AUD	Dec. 31, 2012 AUD	Dec. 31, 2014 Employee Stock Option [Member] AUD	Dec. 31, 2014 Employee Stock Option [Member] Maximum [Member]	Dec. 31, 2014 Employee Stock Option [Member] Minimum [Member]	Dec. 31, 2014 Zero Priced Employee Options [Member] USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock given to each option holder	1
Exercise price
Options granted under our share option plan					10 years	3 years
Options granted	152,000	654,000	769,500
Number of options exercisable	8,611,392	8,904,217	9,264,906
Stock compensation expense recognized	(627,868)	590,934	930,924
Unrecognized compensation expense related to unvested share-based compensation arrangements				125,758
Aggregate intrinsic value for all options outstanding	0
Restricted shares of common stock to employees	1,000
Period of non traded years of existing shares of common stock	3 years